Share Capital and Capital Surplus	12 Months Ended
Dec. 31, 2021
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Share Capital and Capital Surplus
24.	Share Capital and Capital Surplus

(a)	Share capital as of December 31, 2020 and 2021 are as follows:

(Share, in Won)	2020		2021
Authorized shares		200,000,000	200,000,000
Par value	￦	5,000	5,000
Issued shares(*1)		87,186,835	87,186,835
Shared capital(*2)	￦	482,403,125,000	482,403,125,000

(*1)	As of December 31, 2021, total number of ADRs of 26,067,848 outstanding in overseas stock market are equivalent to 6,516,962 shares of common stock.
(*2)	As of December 31, 2021, the difference between the ending balance of common stock and the aggregate par value of issued common stock is ￦ 46,469 million due to retirement of 9,293,790 treasury stocks.

(b)	The changes in issued common stock for the years ended December 31, 2020 and 2021 were as follows:

(share)	2020			2021
	Issued shares	Treasury shares	Number of outstanding shares	Issued shares	Treasury shares	Number of outstanding shares
Beginning	87,186,835	(7,071,194)	80,115,641	87,186,835	(11,171,363)	76,015,472
Acquisition of treasury shares	—	(4,100,169)	(4,100,169)	—	(389,900)	(389,900)

Ending	87,186,835	(11,171,363)	76,015,472	87,186,835	(11,561,263)	75,625,572

(c)	Capital surplus as of December 31, 2020 and 2021 are as follows:

(in millions of Won)	2020		2021
Share premium	￦	463,825	463,825
Gain on disposal of treasury shares		796,623	796,623
Other capital surplus		59,555	136,968

	￦	1,320,003	1,397,416